Supplemental Disclosures of Noncash Activities (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Write-off of due to affiliates			$ 0	$ 27,315,249	$ 27,315,249	$ 0	$ 0
Dividends accrued on preferred stock			279,093	280,003	373,992	1,556,675	3,708,380
Discounts applied to issuance of common stock			0	43,761	43,761	463,980	360,530
Commissions on stock sales and related dealer-manager fees					0	105,502	0
Issuance (cancellation) of stock dividends			0	(329)	(329)	5,570,133	6,057,323
Stock dividends payable to stockholders - additional paid-in capital					0	(221,082)	221,082
Forfeiture of restricted stock award			205	0
Stock dividends payable to stockholders - par value					$ 0	$ (221)	$ 221
Issuance of stock-based compensation			19,680	55,000	55,000	40,000	65,000
Other liabilities assumed upon acquisition of timberland			125,163	1,156,317	1,156,317	4,404	0
Market value adjustment to interest rate swap that qualifies for hedge accounting treatment	(423,280)	0	1,126,174	0	(687,674)	0	0
Other offering costs due to affiliate					0	28,316	121,457
Deferred financing costs payable			$ 0	$ 99,936